Parent Only Information - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Condensed Statements of Cash Flows [Line Items]
Net cash provided by/(used in) operating activities	¥ (4,256)	$ (609)	¥ (11,633)	¥ 5,872
Net cash provided by/(used in) investing activities	(2,025)	(290)	17,250
Net cash (used in)/ provided by financing activities	16,946	2,423	782	(5,482)
Cash received from issuance of redeemable convertible preferred shares	18,089	2,587
Issuance cost of redeemable convertible preferred shares	(523)	(75)
Redemption of convertible bond				(5,482)
Capital contribution from shareholders			1,705
Cash received from exercise of warrant			430
Cash received from exercise of share option	77	11
Loan repaid to related parties	(697)	(100)	(2,072)
Loan received from related parties			719
Effects of exchange rate changes	91	14	(62)	(14)
Net increase in cash and cash equivalents	10,756	1,538	6,337	376
Cash and cash equivalents	7,371	1,054	1,034	658
Cash and cash equivalents	¥ 18,127	$ 2,592	¥ 7,371	¥ 1,034